Employee Benefits - Changes in the present value defined benefit obligation, incentive plans and vacation (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in present value of defined benefit obligation
Opening defined benefit obligation, January 1,	$ 7,676
Closing defined benefit obligation	7,754	$ 7,676
Changes in provisions for incentive plans
Balances as of January 1,	43,372	37,868
Provisions established	40,058	37,815
Provisions used	(35,633)	(32,311)
Balances as of December 31,	47,797	43,372
Changes in provisions for vacation
Balances as of January 1,	25,159	25,539
Provisions established	7,529	5,626
Provisions used	(5,833)	(6,006)
Balances as of December 31,	26,855	25,159
Staff Severance Indemnities Plan
Changes in present value of defined benefit obligation
Opening defined benefit obligation, January 1,	7,676	8,851
Increase (Decrease) in provision	550	257
Benefits paid	(599)	(1,268)
Actuarial gains and losses	127	(164)
Closing defined benefit obligation	$ 7,754	$ 7,676